SEGMENTED INFORMATION - Geographic information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 3,967	$ 3,778	$ 3,367
Property, plant and equipment	44,682	38,279
North America
Disclosure of operating segments [line items]
Property, plant and equipment	26,082	22,478
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	10,585	8,264
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	4,888	4,162
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	3,127	3,375
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,505	2,307	1,969
Wind
Disclosure of operating segments [line items]
Revenues	609	647	646
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	632	567	507
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	$ 221	$ 257	$ 245